Taxation - Per share effect of tax holidays (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Net gain per ordinary share effect-basic	¥ (0.21)	¥ (0.07)	¥ 0.11
Net gain per ordinary share effect-diluted	¥ (0.21)	¥ (0.07)	¥ 0.10